RELATED PARTY TRANSACTIONS - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors
Disclosure of related party transactions [Line Items]
Fees paid for attending meetings of the Board and its Committees	$ 1,937	$ 1,655	$ 1,675
Senior Management
Disclosure of related party transactions [Line Items]
Payments for short-term retributions	15,776	10,487	14,786
Payments for long-term retributions	552	604	50
Payments for post-employment benefits	642	$ 3,207	$ 9,592
Senior Management | Retirement Pension Premium Plan and Senior Management Pension Plan Premium
Disclosure of related party transactions [Line Items]
Consolidation of contributions	$ 36,962